UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-1018

Dreyfus Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	03/31/2010

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Equity Growth Fund
March 31, 2010 (Unaudited)

Common Stocks--99.6%	Shares	Value ($)
Consumer Discretionary--11.2%
Abercrombie & Fitch, Cl. A	44,300	2,021,852
Autoliv	56,810 a,b	2,927,419
Carnival	67,964	2,642,440
Dick's Sporting Goods	101,090 b	2,639,460
Home Depot	129,318	4,183,437
Interpublic Group of Cos.	305,310 b	2,540,179
Macy's	77,210	1,680,862
News, Cl. A	181,160	2,610,516
Nordstrom	86,170 a	3,520,045
Staples	160,520	3,754,563
Target	110,000	5,786,000
Tiffany & Co.	57,730	2,741,598
		37,048,371
Consumer Staples--15.3%
Clorox	56,960	3,653,414
Coca-Cola Enterprises	114,740	3,173,708
Colgate-Palmolive	47,317	4,034,247
Dr. Pepper Snapple Group	61,990	2,180,188
Energizer Holdings	66,590 b	4,179,188
Estee Lauder, Cl. A	40,750	2,643,453
Kraft Foods, Cl. A	115,280	3,486,067
Kroger	134,440	2,911,970
PepsiCo	168,790	11,167,146
Philip Morris International	167,740	8,749,318
SUPERVALU	100,770	1,680,844
Whole Foods Market	84,630 a,b	3,059,375
		50,918,918
Energy--5.4%
Cameron International	47,380 b	2,030,707
Consol Energy	37,390	1,595,057

EOG Resources	24,980	2,321,641
Halliburton	64,190	1,934,045
Newfield Exploration	56,640 b	2,948,112
Noble Energy	26,610	1,942,530
Occidental Petroleum	38,860	3,285,224
Transocean	21,270 b	1,837,303
		17,894,619
Financial--4.3%
American Express	41,190	1,699,499
BlackRock	13,060	2,843,946
Genworth Financial, Cl. A	137,050 b	2,513,497
Prudential Financial	39,090	2,364,945
T. Rowe Price Group	91,480	5,024,996
		14,446,883
Health Care--16.9%
Alexion Pharmaceuticals	59,220 b	3,219,791
AmerisourceBergen	114,710	3,317,413
Amgen	88,540 b	5,291,150
Amylin Pharmaceuticals	84,340 b	1,896,807
Celgene	55,290 b	3,425,768
Cerner	38,350 b	3,262,051
Covidien	55,297	2,780,333
Edwards Lifesciences	21,010 b	2,077,469
Express Scripts	43,260 b	4,402,138
Genzyme	33,660 b	1,744,598
Gilead Sciences	71,986 b	3,273,923
Hospira	29,740 b	1,684,771
Human Genome Sciences	56,150 b	1,695,730
Merck & Co.	140,250	5,238,338
Pfizer	194,564	3,336,773
Shire, ADR	25,900	1,708,364
Thermo Fisher Scientific	46,870 b	2,410,993
Warner Chilcott, Cl. A	90,970 b	2,324,284
Zimmer Holdings	52,910 b	3,132,272
		56,222,966
Industrial--9.1%
Caterpillar	84,850	5,332,823

Cummins	50,670	3,139,007
Dover	69,871	3,266,469
Norfolk Southern	57,190	3,196,349
Rockwell Collins	45,600	2,854,104
Tyco International	82,380	3,151,035
Union Pacific	59,695	4,375,644
United Technologies	69,030	5,081,298
		30,396,729
Information Technology--33.7%
Agilent Technologies	72,960 b	2,509,094
Apple	66,904 b	15,717,757
BMC Software	94,060 b	3,574,280
Broadcom, Cl. A	82,766	2,746,176
Cisco Systems	397,210 b	10,339,376
Dolby Laboratories, Cl. A	55,720 b	3,269,092
EMC	171,410 b	3,092,236
Equinix	16,460 a,b	1,602,216
Google, Cl. A	18,896 b	10,714,221
Hewlett-Packard	166,420	8,845,223
Informatica	95,020 b	2,552,237
Microsoft	525,790	15,389,873
Oracle	351,610	9,032,861
QUALCOMM	118,390	4,971,196
Research In Motion	33,080 b	2,446,266
Salesforce.com	38,530 b	2,868,559
Sybase	77,740 b	3,624,239
Teradata	99,240 b	2,867,044
Trimble Navigation	98,560 b	2,830,643
VMware, Cl. A	51,800 b	2,760,940
		111,753,529
Materials--3.7%
Celanese, Ser. A	83,390	2,655,972
CF Industries Holdings	29,900	2,726,282
Pactiv	143,160 b	3,604,769
Steel Dynamics	195,780	3,420,277
		12,407,300
Total Common Stocks

(cost $273,649,121)		331,089,315

Other Investment--.3%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,011,000)	1,011,000 [c]	1,011,000

Investment of Cash Collateral for
Securities Loaned--1.4%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $4,640,790)	4,640,790 [c]	4,640,790

Total Investments (cost $279,300,911)	101.3%	336,741,105
Liabilities, Less Cash and Receivables	(1.3%)	(4,445,615)
Net Assets	100.0%	332,295,490

ADR - American Depository Receipts

a

Security, or portion thereof, on loan. At March 31, 2010, the total market value of the fund's securities on loan is $4,510,601 and the total market value of the collateral held by the fund is $4,640,790.

b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

At March 31, 2010, the aggregate cost of investment securities for income tax purposes was $279,300,911.

Net unrealized appreciation on investments was $57,440,194 of which $58,787,228 related to appreciated investment securities and $1,347,034 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2010 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	324,007,266	-	-	324,007,266
Equity Securities - Foreign+	7,082,049	-	-	7,082,049
Mutual Funds	5,651,790	-	-	5,651,790
+ See Statement of Investments for industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market),but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended March 31, 2010.These disclosures did not impact the notes to the financial statements.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Mid-Cap Growth Fund
March 31, 2010 (Unaudited)

Common Stocks--97.3%	Shares	Value ($)
Consumer Discretionary--15.2%
Aeropostale	100,500 a	2,897,415
Bed Bath & Beyond	65,000 a	2,844,400
Chipotle Mexican Grill	16,190 a	1,824,127
Marriott International, Cl. A	59,510	1,875,755
NetFlix	65,000 a,b	4,793,100
Priceline.com	10,270 a	2,618,850
Williams-Sonoma	74,530	1,959,394
		18,813,041
Consumer Staples--6.6%
Dr. Pepper Snapple Group	38,000	1,336,460
Hansen Natural	73,200 a	3,175,416
Mead Johnson Nutrition	71,000	3,694,130
		8,206,006
Energy--5.1%
Consol Energy	60,000	2,559,600
Continental Resources	44,490 a	1,893,050
Noble	42,740	1,787,387
		6,240,037
Financial--5.8%
Hudson City Bancorp	100,000	1,416,000
Jefferies Group	72,360 b	1,712,761
New York Community Bancorp	113,460	1,876,628
Och-Ziff Capital Management Group,
Cl. A	131,880	2,110,080
		7,115,469
Health Care--21.6%
Alexion Pharmaceuticals	34,920 a	1,898,600
AmerisourceBergen	134,000	3,875,280
Dendreon	50,820 a,b	1,853,405
Hologic	95,780 a	1,775,761

Human Genome Sciences	58,990 a	1,781,498
IDEX	57,910	1,916,821
IDEXX Laboratories	48,000 a,b	2,762,400
Illumina	46,900 a,b	1,824,410
Myriad Genetics	75,000 a	1,803,750
Patterson	60,460	1,877,283
Sirona Dental Systems	49,220 a	1,871,837
Varian Medical Systems	62,700 a,b	3,469,191
		26,710,236
Industrials--14.9%
Aecom Technology	65,264 a	1,851,540
AMETEK	45,730	1,895,966
C.H. Robinson Worldwide	41,000	2,289,850
Flowserve	37,850	4,173,720
Jacobs Engineering Group	41,660 a	1,882,615
Pall	48,400	1,959,716
Roper Industries	31,890	1,844,518
Stericycle	45,000 a	2,452,500
		18,350,425
Information Technology--27.2%
Akamai Technologies	78,450 a,b	2,464,114
Baidu, ADR	4,180 a	2,495,460
BMC Software	100,000 a	3,800,000
Broadcom, Cl. A	94,200	3,125,556
Cognizant Technology Solutions,
Cl. A	40,000 a	2,039,200
Dolby Laboratories, Cl. A	89,000 a	5,221,630
F5 Networks	19,820 a	1,219,128
FactSet Research Systems	38,000	2,788,060
Juniper Networks	40,730 a	1,249,596
Marvell Technology Group	117,070 a	2,385,887
Salesforce.com	35,000 a	2,605,750
Shanda Interactive Entertainment,
ADR	52,000 a,b	2,266,680
VeriSign	75,000 a	1,950,750
		33,611,811
Telecommunication Services--.9%

American Tower, Cl. A	27,000 a	1,150,470
Total Common Stocks
(cost $99,926,875)		120,197,495

Other Investment--6.5%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $8,060,000)	8,060,000 [c]	8,060,000
Investment of Cash Collateral for
Securities Loaned--10.8%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $13,376,991)	13,376,991 [c]	13,376,991
Total Investments (cost $121,363,866)	114.6%	141,634,486
Liabilities, Less Cash and Receivables	(14.6%)	(18,133,410)
Net Assets	100.0%	123,501,076

ADR - American Depository Receipts

a	Non-income producing security.
b	Security, or portion thereof, on loan. At March 31, 2010, the total market value of the fund's securities on loan is
$12,900,454 and the total market value of the collateral held by the fund is $13,376,991.
c	Investment in affiliated money market mutual fund.

At March 31, 2010, the aggregate cost of investment securities for income tax purposes was $121,363,866. Net unrealized appreciation on investments was $20,270,620 of which $21,828,219 related to appreciated investment securities and $1,557,599 related to depreciated investment securities.

100-527-27

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2010 in valuing the fund's investments:

	Level 1 -Unadjusted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	115,435,355	-	-	115,435,355
Equity Securities - Foreign+	4,762,140	-	-	4,762,140
Mutual Funds	21,436,991	-	-	21,436,991

+ See Statement of Investments for industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the

Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended March 31, 2010.These disclosures did not impact the notes to the financial statements.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Discovery Fund
March 31, 2010 (Unaudited)

Common Stocks--98.1%	Shares	Value ($)
Consumer Discretionary--13.7%
99 Cents Only Stores	70,510 a	1,149,313
Brinker International	75,070	1,447,350
Carter's	43,400 a	1,308,510
Cato, Cl. A	56,810	1,218,006
Chipotle Mexican Grill	6,086 a	685,710
Citi Trends	21,660 a	702,650
Columbia Sportswear	11,740	616,702
Gentex	42,060	816,805
Gymboree	23,810 a	1,229,310
Hibbett Sports	23,620 a,b	604,200
Jarden	28,130 b	936,448
JOS. A. Bank Clothiers	34,580 a	1,889,797
Lions Gate Entertainment	129,780 a,b	809,827
P.F. Chang's China Bistro	14,010 a	618,261
Tractor Supply	28,490	1,653,845
Wolverine World Wide	36,790	1,072,796
		16,759,530
Consumer Staples--1.6%
Alberto-Culver	29,680	776,132
Inter Parfums	59,390	880,160
Seneca Foods, Cl. A	8,590 a	250,141
		1,906,433
Energy--3.5%
Arena Resources	20,320 a	678,688
Dril-Quip	10,050 a	611,442
Oil States International	13,350 a	605,289
Penn Virginia	20,020	490,490
Petroleum Development	28,140 a	652,004
Quicksilver Resources	92,530 a	1,301,897
		4,339,810

Exchange Traded Funds--3.8%
iShares Russell 2000 Growth Index
Fund	63,610 b	4,658,796
Financial--6.7%
Altisource Portfolio Solutions	44,140 a	988,736
Arch Capital Group	12,230 a	932,537
Hatteras Financial	40,530 b	1,044,458
Portfolio Recovery Associates	25,700 a,b	1,410,159
Prosperity Bancshares	34,930	1,432,130
Starwood Property Trust	45,450	877,185
Westamerica Bancorporation	25,520 b	1,471,228
		8,156,433
Health Care--26.4%
Alexion Pharmaceuticals	19,630 a	1,067,283
Allscripts-Misys Healthcare
Solutions	48,930 a,b	957,071
Analogic	24,200 b	1,034,066
AngioDynamics	35,530 a	554,979
Bio-Rad Laboratories, Cl. A	8,880 a	919,258
Bruker	75,850 a	1,111,202
Cardiome Pharma	122,540 a	809,989
Catalyst Health Solutions	21,630 a	895,049
Centene	31,990 a	769,040
Chemed	19,650 b	1,068,567
Emergency Medical Services, Cl. A	21,656 a	1,224,647
ev3	63,290 a	1,003,779
Human Genome Sciences	72,740 a,b	2,196,748
InterMune	14,130 a	629,774
MAP Pharmaceuticals	48,800 a,b	775,432
Mednax	15,950 a	928,130
Myriad Genetics	50,120 a	1,205,386
Natus Medical	37,610 a	598,375
Nektar Therapeutics	80,630 a	1,226,382
Owens & Minor	25,170	1,167,636
PerkinElmer	40,980	979,422
PSS World Medical	53,790 a,b	1,264,603
Quality Systems	10,050 b	617,472

RehabCare Group	29,850 a	814,010
Salix Pharmaceuticals	40,420 a	1,505,645
Sirona Dental Systems	35,990 a	1,368,700
SXC Health Solutions	18,540 a	1,247,371
Thermo Fisher Scientific	20,200 a	1,039,088
Thoratec	20,820 a,b	696,429
United Therapeutics	14,110 a,b	780,706
Volcano	50,441 a	1,218,655
ZymoGenetics	115,180 a,b	659,981
		32,334,875
Industrial--12.2%
Columbus McKinnon	36,940 a	586,238
Crane	26,470	939,685
EnerSys	33,650 a,b	829,809
EnPro Industries	38,230 a,b	1,111,728
Exponent	16,330 a	465,732
Heidrick & Struggles International	31,380 b	879,581
Hub Group, Cl. A	41,030 a	1,148,019
Interface, Cl. A	78,940	914,125
Kforce	79,560 a	1,210,108
Knight Transportation	78,200 b	1,649,238
Landstar System	30,260	1,270,315
Mueller Industries	37,410	1,002,214
Nordic American Tanker Shipping	14,760	446,785
Quanex Building Products	34,850	576,071
Teledyne Technologies	24,383 a	1,006,286
Werner Enterprises	39,980	926,337
		14,962,271
Information Technology--27.6%
Acxiom	61,980 a	1,111,921
Advanced Energy Industries	58,020 a	960,811
Art Technology Group	161,300 a	711,333
Atheros Communications	32,730 a,b	1,266,978
Blackboard	29,830 a,b	1,242,718
CACI International, Cl. A	35,670 a	1,742,480
Coherent	13,610 a,b	434,976
CyberSource	79,910 a,b	1,409,612

DTS	43,740 a	1,488,910
Finisar	55,280 a	868,449
Gartner	51,830 a	1,152,699
Harmonic	202,010 a	1,274,683
Mellanox Technologies	48,720 a,b	1,148,330
Mentor Graphics	66,780 a	535,576
MicroStrategy, Cl. A	6,460 a	549,552
NCI, Cl. A	11,830 a	357,621
NETGEAR	22,130 a	577,593
NetLogic Microsystems	32,400 a	953,532
NetScout Systems	79,490 a	1,175,657
Pericom Semiconductor	74,600 a	798,966
PMC-Sierra	72,740 a	648,841
QLogic	79,680 a	1,617,504
Quest Software	63,930 a	1,137,315
Skyworks Solutions	57,700 a	900,120
SMART Modular Technologies	169,240 a	1,304,840
SonicWALL	82,940 a	720,749
SuccessFactors	33,360 a	635,174
Take-Two Interactive Software	40,910 a	402,964
TeleCommunication Systems, Cl. A	120,220 a	881,213
THQ	153,430 a	1,075,544
Triquint Semiconductor	133,300 a	933,100
Ultratech	31,470 a	427,992
Verigy	89,660 a,b	1,002,399
Vishay Intertechnology	83,840 a	857,683
Vocus	32,990 a	562,480
Volterra Semiconductor	38,020 a	954,302
		33,824,617
Materials--2.6%
Haynes International	28,470	1,011,539
Horsehead Holding	54,050 a	639,952
Schnitzer Steel Industries, Cl. A	17,840	937,135
Zep	28,020	613,078
		3,201,704
Total Common Stocks
(cost $105,488,093)		120,144,469

Other Investment--1.9%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,326,000)	2,326,000 [c]	2,326,000
Investment of Cash Collateral for
Securities Loaned--13.0%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $15,880,528)	15,880,528 [c]	15,880,528

Total Investments (cost $123,694,621)	113.0%	138,350,997
Liabilities, Less Cash and Receivables	(13.0%)	(15,944,342)
Net Assets	100.0%	122,406,655

a	Non-income producing security.
b

Security, or portion thereof, on loan. At March 31, 2010, the total market value of the fund's securities on loan is $15,404,792 and the total market value of the collateral held by the fund is $15,880,528.

c	Investment in affiliated money market mutual fund.

At March 31, 2010, the aggregate cost of investment securities for income tax purposes was $123,694,621. Net unrealized appreciation on investments was $14,656,376 of which $16,211 322 related to appreciated investment securities and $1,554,946 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2010 in valuing the fund's investments:

			Level 3 -
	Level 1 -		Significant
	Unadjusted Level 2 - Other Significant		Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	113,673,285	-	-	113,673,285
Equity Securities - Foreign+	1,812,388	-	-	1,812,388
Mutual Funds/Exchange Traded Funds	22,865,324	-	-	22,865,324

+ See Statement of Investments for industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: A domestic equity security listed or traded on a securities exchange or in the over-the-counter market is valued at its last sale price on the exchange or market where it is principally traded or, in the case of a security traded on NASDAQ, at its official closing price. Lacking any sales on that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available.

A foreign equity security traded on a foreign exchange is valued at the last quoted official closing price available before the time when the fund’s assets are valued, or at the last quoted sales price if the exchange does not provide an official closing price or if the foreign market has not yet closed. Lacking any sales that day, the security is valued at the current closing bid price. New York closing exchange rates are used to convert foreign currencies to U.S. dollars.

A debt security with a remaining maturity greater than 60 days at the time of purchase is valued in accordance with the evaluated bid price supplied by a pricing service approved by the Company’s Board of Directors or, if such price is not available, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers. A debt security with a remaining maturity of 60 days or less at the time of purchase is valued at amortized cost, which approximates market value, unless it is determined that amortized cost would not represent market value, in which case the securities would be marked to market.

Registered investment companies that are not traded on an exchange are valued at their NAV.

If market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value, securities will be valued at their fair value as determined in good faith by the Board of

Directors or pursuant to procedures approved by the Board of Directors. These situations may include instances where an event occurs after the close of the market on which a security is traded but before the fund calculates its NAV, and it is determined that the event has materially affected the value of the security. Fair value of foreign equity securities may be determined with the assistance of a pricing service using calculations based on indexes of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended March 31, 2010.These disclosures did not impact the notes to the financial statements.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Funds, Inc.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	May 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	May 24, 2010

By:	/s/ James Windels
James Windels
Treasurer

Date:	May 24, 2010

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)